Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Supplementary Financial Information [Abstract]
Interest	$ 243		$ 256		$ 345		$ 336		$ 346
Less capitalized interest	(9)		(8)		(12)		(8)		(5)
Interest payments (net of amounts capitalized)	234		248		333		328		341
Federal	28	[1]	(114)	[1]	(114)				135
State	21	[1]	20	[1]	20		20		43
Total payments (receipts) in lieu of income taxes	49	[1]	(94)	[1]	(94)		20		178
Noncash Sharyland Asset Exchange costs					383
Noncash construction expenditures	$ 136		$ 103		$ 129	[2]	$ 122	[2]	$ 56	[2]

[1]	See Note 11 for income tax related detail.
[2]	Represents end-of-period accruals.